Vessels, textual (Details) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended			3 Months Ended	12 Months Ended
	Jan. 29, 2020 USD ($)	Feb. 26, 2020 USD ($)	Feb. 15, 2019 USD ($)	Feb. 14, 2019 USD ($)	Mar. 31, 2020 USD ($) Vessels $ / shares	Dec. 31, 2020 USD ($) Vessels $ / shares	Dec. 31, 2019 USD ($) Vessels $ / shares	Dec. 31, 2018 USD ($) $ / shares	Feb. 28, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Net income / (loss) attributed to common stockholders						$ (139,966)	$ (16,304)	$ 10,811
Loss per share, basic and diluted | $ / shares						$ (1.62)	$ (0.17)	$ 0.10
Impairment charges						$ 104,395	$ 13,987	$ 0
Insurance maximum amount						1,000,000
Loss from sale of vessels						1,085	6,171	1,448
Vessel disposal						16,708	47,370
Proceeds from Sale of Property, Plant, and Equipment						15,623	41,326	14,578
Non-cash investments (Note 4)						2,474	0	$ 0
Danae [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				$ 7,200
Dione [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 7,200
Danae and Dione [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels To Be Disposed			2
Erato [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							7,000
Thetis [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							6,400
Nirefs [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							6,710
Clio [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							7,400
Danae, Dione, Thetis and Calipso [Member]
Property, Plant and Equipment [Line Items]
Impairment charges							10,567
Norfolk [Member]
Property, Plant and Equipment [Line Items]
Loss from sale of vessels		$ 1,078
Proceeds from Sale of Property, Plant, and Equipment	$ 9,350	$ 8,750
Coronis, Sideris, Arethus, Oceanis Vessels [Member]
Property, Plant and Equipment [Line Items]
Impairment charges						11,257
Arethusa [Member]
Property, Plant and Equipment [Line Items]
Loss from sale of vessels						7
Proceeds from Sale of Property, Plant, and Equipment						7,850
Coronis [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						7,100
Sideris G.S. [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						11,500
Oceanis [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						5,750
Calipso [Member]
Property, Plant and Equipment [Line Items]
Impairment charges						$ 201
Proceeds from Sale of Property, Plant, and Equipment							$ 7,275
Vessel Fair Value									$ 7,330
Impaired Vessels [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | Vessels					9		3
Net income / (loss) attributed to common stockholders					$ 93,338		$ 3,419
Loss per share, basic and diluted | $ / shares					$ 1.08		$ 0.04
Impairment charges					$ 91,995		$ 2,386
Vessel Fair Value							$ 46,580
Impaired Vessels [Member] | Fair Value, Inputs, Level 2 [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | Vessels					9	2	2
Vessel Fair Value						$ 166,430
Deferred Charges Net [Member]
Property, Plant and Equipment [Line Items]
Impairment charges					$ 1,343		$ 1,033
Deferred Charges Net [Member] | Danae, Dione, Thetis and Calipso [Member]
Property, Plant and Equipment [Line Items]
Impairment charges							$ 1,102
Deferred Charges Net [Member] | Coronis, Sideris, Arethus, Oceanis Vessels [Member]
Property, Plant and Equipment [Line Items]
Impairment charges						$ 128